Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000043317_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000043317_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000043317_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000043314_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000043314_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000043314_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000177516_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000177516_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000177516_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.30%
C000212497_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000212497_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000212497_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.17%
C000043316_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000043316_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000043316_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000064236_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000064236_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000064236_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000043327_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000043327_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000043327_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000016682_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000016682_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000016682_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000177515_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000177515_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000177515_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.72%
C000120653_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000120653_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000120653_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000043313_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000043313_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000043313_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000043325_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000043325_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000043325_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000016686_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000016686_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000016686_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000016684_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000016684_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000016684_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000043326_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000043326_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000043326_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000182857_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000182857_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000182857_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.03%
C000043323_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000043323_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000043323_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000069435_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000069435_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.97%
C000069435_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.54%
C000120650_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000120650_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000120650_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.21%
C000043317_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000043317_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 9,650
C000043317_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 9,099
C000043317_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 11,104
C000043317_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 12,737
C000043317_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 12,001
C000043317_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 13,512
C000043317_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 14,147
C000043317_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 17,620
C000043317_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 17,765
C000043317_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							$ 19,119
C000043317_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 23,350	$ 23,350	$ 23,350	$ 23,350	$ 23,350	$ 23,350
C000043317_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000043317_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043317_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,500
C000043317_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,839
C000043317_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,878
C000043317_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,210
C000043317_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,176
C000043317_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,797
C000043317_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,490
C000043317_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,406
C000043317_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,586
C000043317_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000043317_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000043317_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043317_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000043317_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000043317_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000043317_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000043317_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000043317_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000043317_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000043317_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000043317_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000043317_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	35,606	$ 35,606	$ 35,606
C000043317_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.86%
C000043317_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.77%
C000043317_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.85%
C000043317_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.13%
C000043317_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.56%
C000043317_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.24%
C000043317_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000043317_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000043317_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.42%
C000043314_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000043314_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,425
C000043314_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,916
C000043314_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,921
C000043314_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,561
C000043314_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,875
C000043314_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,409
C000043314_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,084
C000043314_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									17,586
C000043314_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,771
C000043314_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,167
C000043314_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 23,471	$ 23,471	23,471	23,471	$ 23,471	$ 23,471
C000043314_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000043314_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043314_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,500
C000043314_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,839
C000043314_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,878
C000043314_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,210
C000043314_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,176
C000043314_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,797
C000043314_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,490
C000043314_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,406
C000043314_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,586
C000043314_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000043314_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000043314_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043314_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000043314_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000043314_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000043314_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000043314_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000043314_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000043314_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000043314_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000043314_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000043314_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	$ 35,606	$ 35,606	$ 35,606
C000043314_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.41%
C000043314_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.53%
C000043314_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.91%
C000043314_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.46%
C000043314_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.85%
C000043314_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.55%
C000043314_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000043314_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000043314_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.42%
C000177516_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000177516_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177516_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,674
C000177516_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,406
C000177516_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,050
C000177516_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,773
C000177516_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,210
C000177516_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,536
C000177516_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							16,983
C000177516_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 20,461	$ 20,461	20,461	$ 20,461	$ 20,461	20,461
C000177516_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000177516_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177516_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,439
C000177516_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,817
C000177516_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,219
C000177516_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,051
C000177516_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,071
C000177516_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,960
C000177516_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							16,347
C000177516_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	19,482	19,482	19,482	$ 19,482	19,482	19,482
C000177516_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000177516_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177516_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,513
C000177516_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,230
C000177516_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,741
C000177516_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,760
C000177516_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									21,099
C000177516_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,359
C000177516_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							23,066
C000177516_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 29,136	$ 29,136	$ 29,136	$ 29,136	29,136	29,136
C000177516_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.48%
C000177516_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.11%
C000177516_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.36%
C000177516_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000177516_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000177516_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.69%
C000212497_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Equity-Income K6 Fund
C000212497_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000212497_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,914
C000212497_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,784
C000212497_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,628
C000212497_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								14,679
C000212497_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							15,694
C000212497_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 18,887	$ 18,887	$ 18,887	18,887	18,887	18,887
C000212497_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000212497_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000212497_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,830
C000212497_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,352
C000212497_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									13,940
C000212497_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								13,880
C000212497_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							14,673
C000212497_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	17,507	17,507	$ 17,507	17,507	17,507	17,507
C000212497_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212497_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000212497_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,223
C000212497_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,521
C000212497_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,063
C000212497_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								14,738
C000212497_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							17,560
C000212497_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 22,181	$ 22,181	$ 22,181	22,181	22,181	$ 22,181
C000212497_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.35%
C000212497_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.59%
C000212497_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.93%
C000212497_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.32%
C000212497_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.08%
C000212497_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.44%
C000043316_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000043316_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043316_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,387
C000043316_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,399
C000043316_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,003
C000043316_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,189
C000043316_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,647
C000043316_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,219
C000043316_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									17,606
C000043316_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,650
C000043316_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,036
C000043316_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 23,311	$ 23,311	23,311	23,311	23,311	$ 23,311
C000043316_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000043316_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043316_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,500
C000043316_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,839
C000043316_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,878
C000043316_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,210
C000043316_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,176
C000043316_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,797
C000043316_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,490
C000043316_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,406
C000043316_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,586
C000043316_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000043316_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000043316_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043316_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000043316_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000043316_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000043316_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000043316_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000043316_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000043316_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000043316_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000043316_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000043316_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	35,606	$ 35,606	$ 35,606
C000043316_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.54%
C000043316_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.96%
C000043316_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.83%
C000043316_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.54%
C000043316_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.96%
C000043316_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.83%
C000043316_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000043316_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000043316_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.42%
C000064236_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064236_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000064236_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,522
C000064236_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,860
C000064236_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,958
C000064236_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,147
C000064236_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,352
C000064236_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										16,586
C000064236_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,534
C000064236_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								20,562
C000064236_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							21,985
C000064236_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 26,407	$ 26,407	26,407	26,407	$ 26,407	$ 26,407
C000064236_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Value Index
C000064236_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000064236_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,459
C000064236_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,896
C000064236_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,877
C000064236_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,216
C000064236_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,085
C000064236_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,812
C000064236_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,417
C000064236_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,333
C000064236_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,438
C000064236_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,386	24,386	24,386	24,386	24,386	$ 24,386
C000064236_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000064236_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000064236_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000064236_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000064236_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000064236_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000064236_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000064236_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000064236_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000064236_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000064236_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000064236_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	34,596	$ 34,596	$ 34,596
C000064236_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.11%
C000064236_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.46%
C000064236_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					10.20%
C000064236_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.32%
C000064236_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.08%
C000064236_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.32%
C000043327_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000043327_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043327_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,040
C000043327_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,136
C000043327_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,975
C000043327_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,549
C000043327_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,244
C000043327_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,029
C000043327_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,815
C000043327_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,153
C000043327_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							18,725
C000043327_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 22,525	$ 22,525	22,525	22,525	$ 22,525	$ 22,525
C000043327_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000043327_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043327_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,126
C000043327_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,787
C000043327_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,440
C000043327_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,710
C000043327_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,357
C000043327_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,334
C000043327_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,883
C000043327_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,753
C000043327_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,207
C000043327_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	22,891	22,891	22,891	22,891	22,891	$ 22,891
C000043327_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000043327_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043327_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000043327_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000043327_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000043327_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000043327_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000043327_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000043327_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000043327_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000043327_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000043327_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	34,596	$ 34,596	$ 34,596
C000043327_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.29%
C000043327_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.97%
C000043327_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.46%
C000043327_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000043327_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000043327_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.63%
C000016682_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Equity-Income Fund
C000016682_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016682_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,512
C000016682_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,834
C000016682_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,913
C000016682_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,091
C000016682_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,275
C000016682_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										16,487
C000016682_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,393
C000016682_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								20,404
C000016682_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							21,799
C000016682_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 26,161	$ 26,161	26,161	26,161	$ 26,161	$ 26,161
C000016682_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Value Index
C000016682_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016682_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,459
C000016682_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,896
C000016682_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,877
C000016682_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,216
C000016682_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,085
C000016682_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,812
C000016682_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,417
C000016682_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,333
C000016682_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,438
C000016682_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,386	24,386	24,386	24,386	24,386	$ 24,386
C000016682_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000016682_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016682_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000016682_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000016682_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000016682_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000016682_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000016682_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000016682_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000016682_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000016682_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000016682_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	$ 34,596	$ 34,596	$ 34,596
C000016682_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.01%
C000016682_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.36%
C000016682_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					10.09%
C000016682_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.32%
C000016682_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.08%
C000016682_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.32%
C000177515_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000177515_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177515_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,565
C000177515_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,982
C000177515_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,451
C000177515_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,127
C000177515_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,465
C000177515_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								16,706
C000177515_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							18,097
C000177515_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 22,245	$ 22,245	22,245	$ 22,245	$ 22,245	22,245
C000177515_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000177515_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177515_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,746
C000177515_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,181
C000177515_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,844
C000177515_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,370
C000177515_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,495
C000177515_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								16,425
C000177515_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							17,424
C000177515_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	20,828	20,828	20,828	$ 20,828	20,828	20,828
C000177515_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000177515_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177515_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,580
C000177515_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,306
C000177515_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,939
C000177515_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,903
C000177515_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									21,540
C000177515_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,699
C000177515_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							23,684
C000177515_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 30,010	$ 30,010	30,010	$ 30,010	30,010	$ 30,010
C000177515_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.92%
C000177515_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.31%
C000177515_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.51%
C000177515_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000177515_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000177515_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.60%
C000120653_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Stock Selector Large Cap Value Fund
C000120653_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000120653_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,331
C000120653_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,522
C000120653_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,322
C000120653_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,646
C000120653_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,414
C000120653_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,241
C000120653_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,249
C000120653_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,653
C000120653_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							21,485
C000120653_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 26,582	$ 26,582	26,582	26,582	26,582	$ 26,582
C000120653_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000120653_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000120653_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,500
C000120653_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,839
C000120653_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,878
C000120653_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,210
C000120653_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,176
C000120653_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,797
C000120653_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,490
C000120653_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,406
C000120653_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,586
C000120653_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000120653_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000120653_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000120653_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000120653_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000120653_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000120653_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000120653_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000120653_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000120653_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000120653_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000120653_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000120653_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	35,606	$ 35,606	$ 35,606
C000120653_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.72%
C000120653_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.02%
C000120653_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					10.27%
C000120653_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000120653_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000120653_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.42%
C000043313_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000043313_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043313_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,486
C000043313_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,641
C000043313_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,426
C000043313_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,728
C000043313_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,408
C000043313_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,173
C000043313_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,006
C000043313_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,270
C000043313_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,850
C000043313_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 25,607	$ 25,607	25,607	25,607	$ 25,607	$ 25,607
C000043313_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000043313_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043313_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,500
C000043313_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,839
C000043313_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,878
C000043313_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,210
C000043313_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,176
C000043313_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,797
C000043313_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,490
C000043313_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,406
C000043313_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,586
C000043313_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000043313_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000043313_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043313_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000043313_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000043313_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000043313_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000043313_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000043313_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000043313_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000043313_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000043313_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000043313_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	35,606	$ 35,606	$ 35,606
C000043313_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.82%
C000043313_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.19%
C000043313_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.86%
C000043313_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000043313_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000043313_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.42%
C000043325_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000043325_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043325_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,948
C000043325_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,915
C000043325_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,582
C000043325_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,086
C000043325_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,635
C000043325_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,247
C000043325_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,647
C000043325_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,789
C000043325_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							17,192
C000043325_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 20,630	$ 20,630	20,630	20,630	$ 20,630	$ 20,630
C000043325_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000043325_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043325_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,126
C000043325_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,787
C000043325_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,440
C000043325_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,710
C000043325_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,357
C000043325_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,334
C000043325_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,883
C000043325_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,753
C000043325_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,207
C000043325_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	22,891	22,891	22,891	22,891	22,891	$ 22,891
C000043325_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000043325_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043325_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000043325_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000043325_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000043325_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000043325_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000043325_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000043325_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000043325_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000043325_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000043325_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	34,596	$ 34,596	$ 34,596
C000043325_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.12%
C000043325_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.80%
C000043325_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.51%
C000043325_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.12%
C000043325_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.80%
C000043325_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.51%
C000043325_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000043325_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000043325_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.63%
C000016686_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Mid Cap Value Fund
C000016686_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016686_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,042
C000016686_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,140
C000016686_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,979
C000016686_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,556
C000016686_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,253
C000016686_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,033
C000016686_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,826
C000016686_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,163
C000016686_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							18,741
C000016686_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 22,556	$ 22,556	22,556	22,556	$ 22,556	$ 22,556
C000016686_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000016686_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016686_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,126
C000016686_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,787
C000016686_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,440
C000016686_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,710
C000016686_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,357
C000016686_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,334
C000016686_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,883
C000016686_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,753
C000016686_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,207
C000016686_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	22,891	22,891	22,891	22,891	22,891	$ 22,891
C000016686_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000016686_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016686_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000016686_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000016686_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000016686_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000016686_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000016686_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000016686_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000016686_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000016686_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000016686_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	34,596	$ 34,596	$ 34,596
C000016686_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.35%
C000016686_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.98%
C000016686_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.47%
C000016686_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000016686_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000016686_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.63%
C000016684_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Stock Selector Large Cap Value Fund
C000016684_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016684_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,490
C000016684_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,655
C000016684_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,449
C000016684_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,750
C000016684_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,439
C000016684_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,205
C000016684_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,046
C000016684_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,306
C000016684_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,890
C000016684_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 25,649	$ 25,649	25,649	25,649	$ 25,649	$ 25,649
C000016684_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000016684_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016684_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,500
C000016684_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,839
C000016684_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,878
C000016684_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,210
C000016684_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,176
C000016684_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,797
C000016684_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,490
C000016684_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,406
C000016684_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,586
C000016684_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000016684_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000016684_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000016684_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000016684_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000016684_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000016684_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000016684_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000016684_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000016684_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000016684_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000016684_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000016684_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	35,606	$ 35,606	$ 35,606
C000016684_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.78%
C000016684_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.18%
C000016684_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.88%
C000016684_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000016684_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.15%
C000016684_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.42%
C000043326_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000043326_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,650
C000043326_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,681
C000043326_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,632
C000043326_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,316
C000043326_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,902
C000043326_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,495
C000043326_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,157
C000043326_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,607
C000043326_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,833
C000043326_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							17,198
C000043326_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 20,586	$ 20,586	20,586	20,586	$ 20,586	$ 20,586
C000043326_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000043326_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043326_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,126
C000043326_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,787
C000043326_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,440
C000043326_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,710
C000043326_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,357
C000043326_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,334
C000043326_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,883
C000043326_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,753
C000043326_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,207
C000043326_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	22,891	22,891	22,891	22,891	22,891	$ 22,891
C000043326_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000043326_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043326_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000043326_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000043326_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000043326_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000043326_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000043326_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000043326_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000043326_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000043326_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000043326_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	$ 34,596	$ 34,596	$ 34,596
C000043326_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.51%
C000043326_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.56%
C000043326_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.49%
C000043326_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.70%
C000043326_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.36%
C000043326_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.87%
C000043326_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000043326_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000043326_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.63%
C000182857_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mid Cap Value K6 Fund
C000182857_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182857_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,438
C000182857_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,200
C000182857_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,827
C000182857_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,458
C000182857_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,800
C000182857_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,158
C000182857_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							16,610
C000182857_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 19,848	$ 19,848	19,848	$ 19,848	$ 19,848	19,848
C000182857_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000182857_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182857_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,151
C000182857_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,545
C000182857_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,912
C000182857_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,723
C000182857_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,667
C000182857_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,559
C000182857_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							15,936
C000182857_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	18,992	18,992	18,992	$ 18,992	18,992	18,992
C000182857_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000182857_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182857_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,791
C000182857_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,525
C000182857_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,891
C000182857_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										16,736
C000182857_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,882
C000182857_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,243
C000182857_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							21,736
C000182857_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 27,456	$ 27,456	27,456	$ 27,456	27,456	$ 27,456
C000182857_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.49%
C000182857_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.89%
C000182857_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.32%
C000182857_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000182857_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000182857_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.70%
C000043323_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000043323_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,425
C000043323_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,498
C000043323_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,442
C000043323_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,126
C000043323_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,765
C000043323_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,380
C000043323_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,076
C000043323_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,539
C000043323_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,804
C000043323_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							17,208
C000043323_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 20,650	$ 20,650	20,650	20,650	20,650	$ 20,650
C000043323_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000043323_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043323_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,126
C000043323_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,787
C000043323_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,440
C000043323_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,710
C000043323_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,357
C000043323_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,334
C000043323_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,883
C000043323_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,753
C000043323_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							19,207
C000043323_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	22,891	22,891	22,891	22,891	22,891	$ 22,891
C000043323_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000043323_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000043323_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,752
C000043323_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,871
C000043323_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,858
C000043323_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,522
C000043323_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,503
C000043323_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,088
C000043323_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,052
C000043323_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,987
C000043323_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,388
C000043323_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	34,596	34,596	$ 34,596	$ 34,596
C000043323_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.10%
C000043323_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.33%
C000043323_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.52%
C000043323_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.00%
C000043323_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.66%
C000043323_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.16%
C000043323_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.18%
C000043323_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.78%
C000043323_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.63%
C000069435_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series All-Sector Equity Fund
C000069435_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000069435_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,645
C000069435_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,673
C000069435_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,664
C000069435_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,191
C000069435_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,217
C000069435_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,511
C000069435_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,927
C000069435_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								24,024
C000069435_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							29,827
C000069435_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 38,129	$ 38,129	38,129	38,129	$ 38,129	$ 38,129
C000069435_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000069435_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000069435_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,818
C000069435_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,861
C000069435_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,926
C000069435_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,601
C000069435_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											17,725
C000069435_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,242
C000069435_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,557
C000069435_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								23,372
C000069435_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,101
C000069435_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	$ 35,606	35,606	35,606	$ 35,606	$ 35,606
C000069435_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.83%
C000069435_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.24%
C000069435_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					14.32%
C000120650_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Value Discovery Fund
C000120650_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000120650_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,568
C000120650_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,999
C000120650_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,805
C000120650_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,960
C000120650_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,380
C000120650_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										16,314
C000120650_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,286
C000120650_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								20,599
C000120650_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							21,203
C000120650_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 23,716	$ 23,716	23,716	23,716	$ 23,716	$ 23,716
C000120650_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Value Index
C000120650_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000120650_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,459
C000120650_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,896
C000120650_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,877
C000120650_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,216
C000120650_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,085
C000120650_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,812
C000120650_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,417
C000120650_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								19,333
C000120650_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,438
C000120650_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,386	24,386	24,386	24,386	24,386	$ 24,386
C000120650_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000120650_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,000
C000120650_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 9,752
C000120650_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 11,871
C000120650_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 14,858
C000120650_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 14,522
C000120650_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 17,503
C000120650_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 21,088
C000120650_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 25,052
C000120650_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 22,987
C000120650_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							$ 27,388
C000120650_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 34,596	$ 34,596	$ 34,596	$ 34,596	$ 34,596	$ 34,596
C000120650_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.85%
C000120650_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.52%
C000120650_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.02%
C000120650_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.32%
C000120650_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.08%
C000120650_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.32%